Related Party Transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related party	$ 38		¥ 2,544	¥ 3,507	¥ 266
Total	1,666	¥ 11,600	21,384	2,229
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party			1,002	2,752
Services received from related party	1,666		20,909	672	11,600
Office premises leased from related party			475	1,557
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party	$ 38		¥ 1,542	¥ 755	¥ 266